December 8, 2011

DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS
- DREYFUS TAX EXEMPT CASH MANAGEMENT

Supplement to Prospectus
dated June 1, 2011
As revised August 26, 2011

     Agency Shares of Dreyfus Tax Exempt Cash Management (the “fund”) are no longer offered by the fund and have been terminated as a separately designated class of the fund.

December 8, 2011

DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS
- DREYFUS TAX EXEMPT CASH MANAGEMENT

Supplement to Statement of Additional Information
dated June 1, 2011
As revised December 1, 2011

     Agency Shares of Dreyfus Tax Exempt Cash Management (the “Fund”) are no longer offered by the Fund and have been terminated as a separately designated class of the Fund.